Subsequent Events (Details Narrative) - Subsequent Event [Member] - Convertible Promissory Notes [Member] - Accredited Investors [Member]	1 Months Ended
Jun. 30, 2017 USD ($) $ / shares
Proceeds from convertible promissory notes | $	$ 255,282
Debt conversion price per share | $ / shares	$ 0.30
Debt bear interest rate	3.00%
Debt maturity term	6 months